[Logo - AMUNDI PIONEER Asset Management]


							May 5, 2020



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Money Market Trust (the "Trust")
     (File Nos.033-13179 and 811-05099)
     CIK No. 0000812195

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of prospectus and statement of additional information of Pioneer U.S. Government Money Market Fund, a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 59 to the Trust's registration statement on Form N-1A, filed electronically on April 27, 2020
(Accession No. 0001683863-20-005715).

     If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4388.

     						Very truly yours,

     						/s/ Daniel J. Hynes
    						 -------------------------
     						    Daniel J. Hynes
     						    Senior Legal Product Manager


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.



Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820